Performance Management - BALLAST SMALL/MID CAP ETF	Jan. 28, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index and secondary performance index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is no guarantee of how it will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund is no guarantee of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index and secondary performance index.
Bar Chart [Heading]	Annual Total Return (year ended December 31st)
Bar Chart [Table]

Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this time period were: Best Quarter: First Quarter 2021 25.84% Worst Quarter: Second Quarter 2022 (13.57)%
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	25.84%
Highest Quarterly Return, Date	Mar. 31, 2021
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(13.57%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Explanation after Tax Higher	The indices returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the indices would be lower).
Performance [Table]
Ballast Small/Mid Cap ETF	1 Year	5 Years	Since Inception (December 2, 2020)
Return Before Taxes	7.08%	11.40%	12.62%
Return After Taxes on Distributions	7.00%	11.23%	12.46%
Return After Taxes on Distributions and Sale of Fund Shares	4.25%	9.07%	10.10%
S&P 500® Index[1] (reflects no deductions for fees, expenses and taxes)	17.88%	14.42%	14.74%
Russell 2500® Value Index[2] (reflects no deductions for fees, expenses and taxes)	12.73%	10.02%	10.95%

1-	The S&P 500® Index is a widely recognized unmanaged market capitalization weighted index of 500 leading publicly traded companies in the U.S. and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. Index returns assume reinvestment of dividends and do not reflect any fees or expenses.
2-	The Russell 2500® Value Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than are found in the Fund’s portfolio. The index measures the performance of the small- to mid-cap value segment of the U.S. equity universe. The index represents the smallest 2500 stocks of the Russell 3000® Index, which tracks the performance of the largest 3,000 U.S.-traded stocks. Individuals cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. Index returns assume reinvestment of dividends and do not reflect any fees or expenses.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses and taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The indices returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the indices would be lower).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling 1-866-383-6468 or accessed on the Fund’s website at https://etf.mgmtetf.com/.